Fair Value of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
Assets and liabilities recorded at fair value on a recurring basis as of December 31, 2018 and 2017 are set forth as follows:

		December 31, 2018				December 31, 2017
		Fair Value Measurements Using				Fair Value Measurements Using
In millions	December 31, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	December 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Deposits held in money market mutual funds (1)	$8	$8	$—	$—	$90	$90	$—	$—
Foreign exchange contracts (2)	5	—	5	—	1	—	1	—
Total	$13	$8	$5	$—	$91	$90	$1	$—
Liabilities:
Foreign exchange contracts (3)	1	—	1	—	2	—	2	—
Total	$1	$—	$1	$—	$2	$—	$2	$—

(1)    Included in Cash and cash equivalents in the Consolidated Balance Sheet.
(2)    Included in Other current assets in the Consolidated Balance Sheet.
(3)    Included in Other current liabilities in the Consolidated Balance Sheet.